Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies [Abstract]
Transaction in foreign currency
(i)	Transactions in foreign currency

Within each entity, transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on dates of transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at that date. Foreign exchange differences arising on translation are recognized in the statement of operations. Non-monetary assets and liabilities that are measured at historical cost are translated using the exchange rate at the date of the transaction.

Cash
(ii)	Cash
Cash is comprised of bank balances and are primarily held in Canadian dollars and U.S. dollars.
Revenue recognition
(iii)	Revenue recognition

The Company records revenue from contracts with customers in accordance with IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) as follows:

-	Identify the contract with a customer;
-	Identify the performance obligations in the contract;
-	Determine the transaction price, which is the total consideration provided by the customer;
-	Allocate the transaction price among the performance obligations in the contract based on their relative fair values; and
-	Recognize revenue when (or as) the Company satisfies a performance obligation.

The following are the specific revenue recognition criteria which must be met before revenue is recognized:

a.	Revenues from digital asset mining

The Company has entered into contracts with mining pools and has undertaken the performance obligation of providing computing power to the mining pool in exchange for non-cash consideration in the form of digital asset. Revenue is recognized upon receipt of Bitcoin in exchange for its mining activities at the fair market value of the Bitcoin received. The fair value is determined using the closing Bitcoin price per www.coinmarketcap.com (“Coinmarketcap”).

Management considers the prices quoted on Coinmarketcap to be a level 2 input under IFRS 13 Fair Value Measurement. Any difference between the fair value of digital assets recorded upon receipt from mining activities and the actual realized price upon disposal are recorded as a gain or loss on disposition of digital assets.

b.	Revenues from hosting

The Company has also entered into hosting contracts where it operates mining equipment on behalf of third parties within its facilities. Revenue from hosting contracts is measured as the Company meets its obligation of operating the hosted equipment over time.

Plant and equipment
(iv)	Plant and equipment

Plant and equipment are comprised of digital asset mining servers and related infrastructure and right of use of assets. Plant and equipment are recognized at initial cost less accumulated depreciation and impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset, including those attributable to bringing the asset to its intended working condition.

A gain or loss on disposal of a plant and equipment is determined by comparing the proceeds from disposal with its carrying amount, and is recognized as a gain (loss) on disposal in the consolidated statements of operations and comprehensive income (loss).

Based on the Company and the industry’s limited history to date, Management is limited by the market data available. Furthermore, the data available also includes data derived from the use of economic modelling to forecast future digital assets and the assumptions reflected in such forecasts, including digital asset’s price and network difficulty, as well as derived from Management’s assumptions which are inherently judgmental. Based on current data available, Management has determined that the straight-line method of depreciation best reflects the current expected useful life of mining equipment and related infrastructure. Management will review estimates at each reporting date and will revise such estimates as and when data become available. Management will review the appropriateness of its assumption related to residual value at each reporting date. The estimated useful lives of the Company’s plant and equipment are as follows:

Infrastructure assets	10 years
Mining servers	2 years

Digital assets
(v)	Digital assets

Digital assets meet the definition of intangible assets in IAS 38 Intangible Assets as they are identifiable non-monetary assets without physical substance. They are initially recorded at cost and the revaluation method is used to measure the digital assets subsequently. Where digital assets are recognized as revenue, the fair value of the Bitcoin received is considered to be the cost. Under the revaluation method, increases in fair value are recorded in other comprehensive income, while decreases are recorded in profit or loss. The Company revalues its digital assets at the end of each of its three interim financial reporting periods and at its annual financial reporting period end date. There is no recycling of gains from other comprehensive income to profit or loss. However, to the extent that an increase in fair value reverses a previous decrease in fair value that has been recorded in profit or loss, that increase is recorded in profit or loss. Decreases in fair value that reverse gains previously recorded in other comprehensive income are recorded in other comprehensive income.

Digital assets are measured at fair value using the quoted price on Coinmarketcap. Coinmaketcap is a pricing aggregator, as the principal market or most advantageous market is not always known. The Company believes any price difference amongst the principal market and an aggregated price to be immaterial. Management considers this fair value to be a Level 2 input under IFRS 13 Fair Value Measurement fair value hierarchy as the price on this source represents an average of quoted prices on multiple digital currency exchanges.

The Company’s determination to classify its holding of Bitcoin as current assets is based on management’s assessment that its Bitcoin held can be considered to be a commodity, the availability of liquid markets to which the Company may sell a portion of its holdings.

Financial Instruments
(vi)	Financial Instruments

(a)	Recognition and initial measurement of financial assets:

The Company initially recognizes accounts receivable on the date that they originated. All other financial assets are recognized initially on the trade date or when the Company becomes a party to the contractual provisions of the instrument.

Financial assets except for those trade receivables that do not contain significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).

(b)	Classification and subsequent measurement of financial assets:

On initial recognition, a financial asset is classified in one of those categories at amortized cost, fair value through other comprehensive income (FVOCI), or FVTPL.

Financial assets are not subsequently reclassified except if and in the period the Company changes its business model for managing its financial assets. The amortized cost is subsequently reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss.

After initial recognition, financial assets carried at amortized cost are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounted is immaterial.

Assets at FVTPL are measured at fair value with gains and losses recognized in profit or loss.

Financial assets that are measured using FVOCI are measured at fair value with gains and losses recognized in other comprehensive income.

Financial assets carried at amortized costs include cash and accounts receivable. Deposits are recorded at FVTPL.

(c)	Financial liabilities: Classification, subsequent measurement, and gains and losses:

The Company initially recognizes financial liabilities on the trade date at which time the Company becomes a party to the contractual provisions of the instrument. Financial liabilities are classified and measured at amortized cost or FVTPL. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Financial liabilities of the Company carried at the amortized cost include loans payable, and accounts payable and accrued liabilities. Warrant liability is carried at FVTPL.

(d)	Derecognition:

Financial assets:

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. Any interest in transferred financial assets that is created or retained by the Company is recognized as a separate asset or liability. Any gain or loss on derecognition is recognized in profit or loss.
Financial liabilities:

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

(e)	Impairment

The Company recognizes loss allowances for expected credit losses (“ECLs”). The Company uses the single expected credit loss impairment model, which is based on changes in credit quality since initial application.

Measurement of ECLs:

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. Management establishes an allowance for ECLs for non-payment and delinquent accounts based on historic trends of the probability of default, timing of recoveries, and the amount of loss incurred, adjusted for Management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends. If future collections differ from estimates, future profits could be adversely affected.

Presentation of allowance for ECLs in the statement of financial position:

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

(f)	Fair value of financial instruments:

Fair values of financial instruments are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

◾	Level 1 ‐ quoted prices (unadjusted) in active markets for identical assets or liabilities;
◾	Level 2 ‐ inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and
◾	Level 3 ‐ inputs for the asset or liability that are not based on observable market data.

Each type of fair value is categorized based on the lowest level input that is significant to the fair value measurement.

Impairment of non-financial asset
(vii)	Impairment of non-financial asset

The Company’s identifiable tangible assets with finite useful lives are reviewed for indicators of impairment at each statement of financial position date and when events or changes in circumstances indicate that they may be impaired. Impairments are recorded when the recoverable amount of assets are less than their carrying amounts. The recoverable amount is the higher of an asset’s fair value less cost of disposal or its value in use.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount, and only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation, had no impairment charge been recorded.

Leases
(viii)	Leases

At the inception of a contract, the Company assesses whether a contract is or contains a lease based on whether the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

The Company leases office premises, mining sites and equipment. Under IFRS 16, the Company recognizes a right-of-use asset and a lease liability at lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The lease liability is measured at amortized cost using the effective interest method. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is re measured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

The Company has applied judgment to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized. The Company leases equipment that are not material under IFRS 16.

The Company presents right-of-use assets in plant and equipment, whereas lease liabilities are presented in loans payable and other liabilities in the statement of financial position.

Non-monetary transactions
(ix)	Non-monetary transactions

Where the Company is settling a liability for the purchase of goods and services where the price was established in a fiat currency, the difference between the liability settled and the fair value of the digital assets transferred is recognized as a gain or loss on settlement. Otherwise, the transaction is measured based on the fair value of the digital assets exchanged. Any difference between the fair value of the digital assets exchanged and the carrying amount of the digital assets is recognized in profit and loss.

Earnings per share
(x)	Earnings per share

The calculation of earnings per common share is based on the reported net income divided by the weighted average number of shares outstanding during the period. Diluted earnings per share is calculated on the treasury stock basis. Where potentially dilutive equity instruments are anti-dilutive, basic and diluted earnings per share are the same.

Share capital
(xi)	Share capital

Common shares are classified as an equity instrument. Incremental costs directly attributable to the issuance of common shares are recognized as a reduction of equity, net of the related tax effect.

Warrants
(xii)	Warrants

The Company issues warrant, which entitles the holder to buy the Company’s common shares at an exercise price within a certain time frame. The warrants include a cashless exercise clause, which may result in a variable number of shares being issued for a fixed price due to the use of volume-weighted average price of shares. The Company does not expect the warrants to be exercised on a cash-less basis. The Company records these warrants as a financial liability. Upon exercising, the Company records the exercised warrants at fair value immediately before settlement and records the gain or loss through the consolidated statements of operations and comprehensive income (loss). The Company subsequently measures the warrants at fair value at each reporting date and records the gain or loss through the consolidated statements of operations and comprehensive income (loss). The broker warrants issued do not include a cashless exercise feature and are classified as equity instruments. Consideration received on the sale of a share and share purchase warrant is allocated using the fair value method.

Contributed Surplus
(xiii)	Contributed Surplus
Contributed surplus includes consideration recognized pursuant to equity-settled share based compensation.
Share based transactions
(xiv)	Share based transactions

Equity-settled share based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

The Company issued broker warrants as part of brokered private placement offering for common shares. Broker warrants are measured at fair value at the date of the offering and accounted for as a separate component of shareholders’ equity. When the broker warrants are exercised, the proceeds received together with the related amount allocated as a separate component of shareholders’ equity are allocated to capital stock. If the broker warrants expire unexercised, the related amount separately allocated to shareholders’ equity is allocated to contributed surplus.

Share based compensation plan
(xv)	Share based compensation plan

Under the Company’s long-term incentive plan, the Company may grant participants restricted share units (“RSUs”), deferred share units (“DSUs”) and stock options (“Options). RSUs, DSUs and Options, are collectively referred to as “LTIP Units.” LTIP Units are redeemable either for one common share or for an amount in cash equal to the fair market value of one common share (at the option of the Company).

DSUs become redeemable only on the participant’s termination of employment. RSUs generally vest over a three-year period after the date of grant. The Options have different vesting term based on the individual agreement. The expense related to DSUs, RSUs and Options is measured based on the fair value of the awards at the grant date. The expense is recognized separately in the consolidated statements of operations and comprehensive income (loss) over the vesting period, which is the period over which all of the specified vesting conditions are satisfied. At the end of each reporting period, the Company reassesses its estimates of forfeitures, and recognizes the impact of any revisions into profit or loss. When LTIP units are redeemed, they are issued to the participant and are recorded as share capital.

Income taxes
(xvi)	Income taxes

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except items recognized directly in equity or in other comprehensive income.

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Provisions
(xvii)	Provisions

Provisions are recognized when the Company has a present obligation to a third-party and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation. The obligation may be legal, regulatory or contractual or it may represent a constructive obligation deriving from the Company’s actions where, by an established pattern of past practice or published policies, the Company creates a valid expectation on the part of other parties that the Company will discharge certain responsibilities.

Segment reporting
(xviii)	Segment reporting

The reporting segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Company has one reporting segment and all revenues and non-current assets are in Canada.

Standards that are not yet effective and have not been adopted early by the Company
(xix)	Standards that are not yet effective and have not been adopted early by the Company

At the date of authorization of these consolidated financial statements, several new, but not yet effective, standards and amendments to existing standards and interpretation have been published by the IASB. None of these standards or amendments to existing standards have been adopted early by the Company. Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New standards, amendments and interpretations not adopted in the current year have not been disclosed as they are not expected to have a material impact on the Company’s consolidated financial statements.